Average Annual Total Returns	12 Months Ended	58 Months Ended		60 Months Ended	111 Months Ended		120 Months Ended	219 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(1.00%)	[1]	(0.33%)	1.33%	[2]	1.35%
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Prospectus [Line Items]
Average Annual Return, Percent	4.38%	3.63%	[1]	3.15%	2.67%	[2]	2.49%
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.- Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	4.08%			2.54%			2.07%
Performance Inception Date								Sep. 29, 2006
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.- Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.41%			0.95%			0.97%
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.- Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.42%			1.29%			1.12%
T. Rowe Price Limited Duration Inflation Focused Bond Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	4.20%			2.77%	2.40%
Performance Inception Date					Sep. 29, 2015
T. Rowe Price Limited Duration Inflation Focused Bond Fund-Z Class
Prospectus [Line Items]
Average Annual Return, Percent	4.41%	3.55%
Performance Inception Date		Mar. 16, 2020

[1]	Return since 3/16/20.
[2]	Return since 9/29/15.